RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

RELATED PARTY TRANSACTIONS

TEP engages in various transactions with Fortis, Inc., UNS Energy and its affiliated subsidiaries including Unisource Energy Services, Inc., UNS Electric, Inc. (UNS Electric), UNS Gas, Inc. (UNS Gas), and Southwest Energy Solutions, Inc. (SES) (collectively, UNS Energy affiliates). These transactions include sales and purchases of power, common cost allocations, and the provision of corporate and other labor related services.

At March 31, 2015 and December 31, 2014, our balance sheets include the following intercompany balances:

	Balances at
	March 31, 2015	December 31, 2014
	Millions of Dollars
Receivables from Related Parties
UNS Electric	$4	$4
UNS Gas	1	1

Total Due from Related Parties	$5	$5

Payables to Related Parties
SES	$3	$2
UNS Energy	1	—
UNS Electric	—	1

Total Due to Related Parties	$4	$3

The following table summarizes related party transactions:

	Three Months Ended March 31,
	2015	2014
	Millions of Dollars
Wholesale Sales—TEP to UNS Electric (1)	$2	$—
Control Area Services—TEP to UNS Electric (2)	—	1
Common Costs—TEP to UNS Energy Affiliates (3)	3	3
Supplemental Workforce—SES to TEP (4)	4	4
Corporate Services—UNS Energy to TEP (5)	1	1

(1)	TEP sells power to UNS Electric at prevailing market prices.
(2)	TEP charges UNS Electric for control area services under a FERC-accepted Control Area Services Agreement.
(3)	Common costs (information systems, facilities, etc.) are allocated on a cost-causative basis and recorded as revenue by TEP. Management believes this method of allocation is reasonable.
(4)	SES provides supplemental workforce and meter-reading services to TEP. Amounts are based on costs of services performed, and management believes that the charges for the services are reasonable.
(5)	Corporate costs at UNS Energy, such as Fortis management fees, legal fees, and audit fees, are allocated to its subsidiaries using the Massachusetts Formula, an industry accepted method of allocating common costs to affiliated entities. TEP’s allocation is approximately 81% of UNS Energy’s allocated costs. For the three months ended March 31, 2015 these costs included approximately $1 million in Fortis management fees and for the three months ended March 31, 2014 these costs included approximately $1 million in merger related costs.

Share-Based Compensation Expense

In January 2015, UNS Energy established a new share-based compensation plan, referred to as the 2015 Share Unit Plan (the Plan), to promote greater alignment of interests between the senior management of UNS Energy and its subsidiaries and the shareholders of Fortis. TEP recognized less than $1 million of share-based compensation expense under the Plan for the three months ended March 31, 2015. For the three months ended March 31, 2014, TEP recognized less than $1 million of expense under UNS Energy’s prior share-based compensation plan.

RELATED PARTY TRANSACTIONS

TEP engages in various transactions with UNS Energy and its affiliated subsidiaries including Unisource Energy Services, Inc., UNS Electric, UNS Gas, Inc. (UNS Gas) and Southwest Energy Solutions, Inc. (SES) (collectively, UNS Energy affiliates). These transactions include sales and purchases of power, common cost allocations, and the provision of corporate and other labor related services. Additionally, TEP and UNS Electric jointly own a generating station unit. See Note 7 of Notes to Consolidated Financial Statements.

The following table summarizes related party transactions:

	Years Ended December 31,
	2014	2013	2012
	Millions of Dollars
Wholesale Sales - TEP to UNS Electric(1)	$4	$1	$2
Wholesale Sales - UNS Electric to TEP(1)	4	2	1
Control Area Services - TEP to UNS Electric(2)	3	4	3
Common Costs - TEP to UNS Energy Affiliates(3)	13	12	12
Supplemental Workforce - UNS Energy Affiliate to TEP(4)	16	16	17
Corporate Services - UNS Energy to TEP(5)	14	5	2
Corporate Services - UNS Energy Affiliates to TEP(6)	1	1	1

(1)	TEP and UNS Electric sell power to each other at prevailing market prices.
(2)	TEP charges UNS Electric for control area services under a FERC-accepted Control Area Services Agreement.
(3)	Common costs (systems, facilities, etc.) are allocated on a cost-causative basis and recorded as revenue by TEP. Management believes this method of allocation is reasonable.
(4)	SES provides supplemental workforce and meter-reading services to TEP. Amounts are based on costs of services performed, and management believes that the charges for the services are reasonable.
(5)	Corporate costs at UNS Energy, such as merger costs and legal and audit fees, are allocated to its subsidiaries using the Massachusetts’ Formula, an industry accepted method of allocating common costs to affiliated entities. TEP’s allocation is approximately 81% of UNS Energy’s allocated costs.
(6)	All Corporate Services (e.g., finance, accounting, tax, legal, and information technology) and other labor services are directly assigned to the benefiting entity at a fully burdened cost when possible.

At December 31, 2014 and December 31, 2013, our Balance Sheets include the following intercompany balances:

	December 31, 2014	December 31, 2013
	Millions of Dollars
Receivables from Related Parties
UNS Electric	$4	$3
UNS Gas	1	2
UNS Energy	—	1

Total Due from Related Parties	$5	$6

Payables to Related Parties
SES	$2	$2
UNS Electric	1	—
UNS Energy	—	7

Total Due to Related Parties	$3	$9